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                                                            Mutual Fund
                                                                   Annual Report

                                                               December 31, 2000

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                                                              Deutsche VIT Funds
                                     -------------------------------------------

EAFE(REGISTRATION MARK) EQUITY INDEX

Formerly a BT Insurance Fund

                                          A Member of the Deutsche Bank Group
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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3

              DEUTSCHE VIT EAFE(REGISTRATION MARK) EQUITY INDEX
                 Schedule of Investments ..................................  7
                 Statement of Assets and Liabilities ...................... 15
                 Statement of Operations .................................. 16
                 Statements of Changes in Net Assets ...................... 17
                 Financial Highlights ..................................... 18
                 Notes to Financial Statements ............................ 19
                 Report of Independent Auditors ........................... 23

                          -----------------------------
                The Fund is not insured by the FDIC and is not a
                deposit, obligation of or guaranteed by Deutsche
                 Bank. The Fund is subject to investment risks,
                   including possible loss of principal amount
                                    invested.
                          -----------------------------

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                                        2

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Deutsche Asset Management VIT EAFE(REGISTRATION MARK) Equity Index (the 'Fund'), providing a review of the markets, the Fund, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Fund's holdings.

MARKET ACTIVITY
OVERALL, 2000 WAS NOT A GOOD YEAR FOR THE GLOBAL EQUITY MARKETS, LED BY THE SHARPEST DROP IN JAPAN SINCE 1990. JUST TWO OF THE TWENTY EAFE(REGISTRATION
MARK) MARKETS POSTED GAINS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2000 IN US DOLLAR TERMS, AND FIFTEEN HAD DOUBLE-DIGIT LOSSES.

   (BULLET) The major influence on EAFE(REGISTRATION MARK) Index performance was the global markets' focus on the US Federal Reserve Board's, the European Central Bank's, and the Bank of England's tightening policy for interest rates. Other factors included mixed signals about the health of the Japanese economy and higher oil prices that remained a major source of inflation concern for central bankers through the first three quarters of the year. Global equity markets were also buffeted by NASDAQ Composite volatility and a significantly stronger dollar.
   (BULLET) International markets were further rattled during the fourth quarter by news of a continued economic slowdown in Europe and Asia. Even more worrisome though was the confirmation of a US slowdown, since the US had been a major benefactor to the strength of the global economy as the world's largest importer. In sharp contrast to last year, TMT sectors--technology, media and telecommunications--proved to be among the worst performing sectors in EAFE(REGISTRATION MARK), as investors moved back into more traditional areas of the market, such as health care and financial services. Compared to 1999, the year 2000 saw market rotations in the EAFE(REGISTRATION MARK) markets, as European markets outpaced Asian and Pacific Rim markets.

EUROPE
Regionally, Europe declined 8.4% in US dollar terms during the year ended December 31, 2000.

THE EUROPEAN CENTRAL BANK RAISED INTEREST RATES SEVEN TIMES IN THE FIRST TEN MONTHS OF 2000 IN RESPONSE TO GLOBAL INFLATION WORRIES.
   (BULLET) As in the US,  these  interest  rate hikes were meant to prevent the global economy from overheating and to quell inflationary pressures. (BULLET) The combination of higher interest rates and higher energy prices hurt consumer spending particularly hard in Europe, as oil prices rose even more dramatically in euros than they did in dollars.
   (BULLET) After  raising  rates last on October 5, the  European  Central Bank finally gave markets a breather by leaving rates unchanged at its December 14 meeting, citing slower economic growth for the euro-region.

THE STRONGEST MARKETS WERE THOSE DOMINATED BY DEFENSIVE INDUSTRIES, WHILE THOSE COUNTRIES DOMINATED BY "NEW ECONOMY" STOCKS WERE AMONG THE WORST PERFORMERS.
   (BULLET) Among the best performers for the year were banking and oil entities in Italy, pharmaceuticals in Switzerland and banks in Denmark. (BULLET) Conversely, Spain, Sweden and Finland were among the weakest
            European performers, due to their heavy dominance of telecommunications stocks.
   (BULLET) Overall, European markets responded well to merger and acquisition activity that continued in high gear throughout the period, as companies juggled for position and/or sought economies of scale in an enlarged "domestic" market.

PACIFIC BASIN
The Pacific Basin declined 25.8% in US dollar terms during the year ended December 31, 2000.

IN CONTRAST TO 1999'S IMPRESSIVE SHOWING, THE JAPANESE EQUITY MARKET WAS DOWN DRAMATICALLY IN 2000.
   (BULLET) Early in the year, stocks such as Fujitsu, Sony, and Sharp traded in wide price ranges, causing significant market volatility. This was primarily driven by fears of a potential slowdown in export demand if US interest rates were raised.
   (BULLET) Some Japanese bank stocks fell after the Mayor of Tokyo announced a potential flat tax of 3% on all revenues. Japan's banking sector also continued to suffer from its long-standing problems with bad loans.
   (BULLET) The Bank of Japan's move to raise interest rates and abolish its long-standing zero interest rate policy appeared to have been done too soon, as economic data indicated another possible recession for the nation. The central bank has since left rates unchanged and has even hinted that rates may need to be lowered again to avoid further deterioration.
   (BULLET) For the year, the yen became one of the world's worst performing currencies within the EAFE(REGISTRATION MARK) markets.

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                                        3

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

HONG KONG'S EQUITY MARKET DECLINED FOR THE YEAR, ALTHOUGH IT SHOWED OCCASIONAL SIGNS OF RELATIVE STRENGTH.
   (BULLET) In June, Hong Kong began to benefit from the perceived reflation that was occurring in China and the growing perception that US interest rates had peaked.
   (BULLET) The Hong Kong market was impacted during the fourth quarter by concerns over a continued residential real estate market slump and pending regulatory changes to mainland China's telecommunications policy, but it snapped back smartly in December.

AUSTRALIA PERFORMED WELL, PARTLY ON THE BACK OF A RECOVERY IN ITS CURRENCY.
   (BULLET) The market was also boosted by Rupert  Murdoch's  News  Corporation.
            The global media giant posted strong gains after reporting continued global expansion of its satellite television business.
   (BULLET) Market anticipation over future interest rate cuts also led to positive performance in Australian equities.

MANAGER OUTLOOK
As in the US, we believe that global GDP growth will likely slow in 2001. This slowdown in economic growth may benefit the global equity markets, especially if the Federal Reserve Board continues the easing monetary policy it began on January 3 and if other central banks follow suit in starting to lower interest rates.

In Europe, the falling euro hurt US dollar-based investors in 2000. However, we believe that continental Europe will continue to perform relatively well, as a weak euro is good for exports and should help companies and economies grow in the new year. Further ahead, we anticipate a firmer euro and greater investor confidence in equities. With currency risk eliminated by the introduction of the euro, Eurozone investors continue to shift from money market and bond investments to equities. However, they are still significantly underexposed to longer-term savings products versus United Kingdom region investors. Though reduced, the outlook for earnings growth is still positive. With short-term interest rates at or near peak levels and scope for bond yields to decline, equity valuations should be well supported. From a valuation perspective, the UK is

INVESTMENT REVIEW
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE                                   AVERAGE ANNUAL
                                                                  TOTAL RETURNS                                    TOTAL RETURNS

  Period ended                                                Past         Past       Since         Past        Past       Since
  December 31, 2000                                         1 year      3 years   inception       1 year     3 years   inception
------------------------------------------------------------------ ------------ ----------- ------------- ---------- -----------
  Deutsche VIT EAFE(REGISTRATION MARK) Equity Index(1)    (16.66)%       29.32%      20.79%      (16.66)%      8.95%       5.78%
    (inception 8/22/97)
------------------------------------------------------------------ ------------ ----------- ------------- ---------- --------------
  Morgan Stanley Capital International
    ('MSCI') EAFE(REGISTRATION MARK) Index(2)             (14.17)%       30.77%      23.13%(4)   (14.17)%      9.35%       6.39%(4)
------------------------------------------------------------------ ------------ ----------- ------------- ---------- --------------
  Lipper International Equity                             (15.60)%       33.66%      30.01%(4)   (15.60)%      9.88%       7.90%(4)
    Funds Average(3)
------------------------------------------------------------------ ------------ ----------- ------------- ---------- --------------
-----------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(REGISTRATION MARK) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. Avariety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
2 The EAFE(REGISTRATION MARK) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(REGISTRATION MARK) Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. Benchmark returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly into an index.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Benchmark returns are for the period beginning August 22, 1997 for MSCI EAFE(REGISTRATION MARK) Index and August 31, 1997 for Lipper International Equity Funds Average.

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                                        4

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

looking to be among the most attractive of the major European markets for the first time in two years. Tax reform, both corporate and household, is proceeding more rapidly than initially anticipated. Marginal rates throughout the region are expected to be at or below US levels in several years. Restructuring and consolidation, heightened sensitivity to minority shareholders and shareholder value, and improving labor force flexibility are resulting in pressure to allocate capital more rationally. These trends support the rapid rise of an equity culture. They are also likely to lead to positive fund flows into the region from both portfolio and corporate investors.

In Japan, we anticipate that its sluggish economy and high debt will continue to weigh on its equity markets--especially financial services companies and those companies that depend on domestic consumer demand. A lack of political resolve has led to a "lost decade" for economic growth, which is clearly being felt by consumers refusing to spend. The pace of fiscal and financial sector reform has stalled and announcements of corporate restructuring efforts have all but ended. In Asia ex-Japan overall, concerns about slowing global growth, the global technology cycle, restructuring, commodity prices and the direction of the US economy are likely to continue to weigh on equities for the near term. However, profitability, domestic growth and attractive valuations are all supportive going forward.

It is important to reiterate that as an index fund, seeking to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(REGISTRATION MARK) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

As always, we appreciate your support of Deutsche VIT EAFE(REGISTRATION MARK) Equity Index, and look forward to continuing to serve your investment needs for many years ahead.

                                            /S/SIGNATURE
Steven Wetter
Director of Global Indexing
SENIOR PORTFOLIO MANAGER OF
  DEUTSCHE ASSET MANAGEMENT VIT
  EAFE(REGISTRATION MARK) EQUITY INDEX
January 4, 2001

-----------------------------------------------------------------
 SECTOR ALLOCATION
 BY COUNTRY

 As of December 31, 2000
 (Percentages are based on market value of equities in the Fund.)
-----------------------------------------------------------------
Japan ..................................................  22.75%

United Kingdom .........................................  21.55

France .................................................  11.81

Germany ................................................   8.91

Switzerland ............................................   7.38

Netherlands ............................................   5.85

Italy ..................................................   4.80

Spain ..................................................   2.94

Finland ................................................   2.86

Sweden .................................................   2.66

Australia ..............................................   2.43

Other(1) ...............................................   6.06
                                                         -------
Total                                                    100.00%
                                                         ======
(1)Consist of holdings in countries of less than 2%.
---------------------------------------------------------------

---------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS

As of December 31, 2000
(Percentages are based on total net assets of the Fund.)

----------------------------------------------------------------
Vodafone Group .........................................   2.41%

Nokia (Ab) Oy ..........................................   2.24

BP Amoco ...............................................   1.95

Glaxosmithkline ........................................   1.89

HSBC Holdings ..........................................   1.46

Royal Dutch Petroleum ..................................   1.41

Novartis AG ............................................   1.38

Toyota Motor Corp. .....................................   1.26

Total Sa-b .............................................   1.20

Nestle SA ..............................................   1.01
                                                           -----
Total ..................................................   16.21%
                                                           =====
----------------------------------------------------------------

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                                        5

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Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

DEUTSCHE VIT EAFE(REGISTRATION MARK) EQUITY INDEX, MSCI EAFE(REGISTRATION MARK) INDEX ANDLIPPER INTERNATIONAL EQUITY FUNDS AVERAGE GROWTH OF A $10,000 INVESTMENT (SINCE AUGUST 22, 1997)(1)

                                                                      Lipper
                                                   MSCI            International
                       Deutsche VIT       EAFE (REGISTRATION MARK) Equity Funds
                     EAFE Equity Index            Index              Average
-----------------  ----------------------     -------------        -----------
    8/31/97                 10,000              10,000.00           10,000.00
    9/30/97                 10,160              10,216.00           10,624.70
    10/31/97                 9,350               9,430.34            9,816.85
    11/30/97                 9,270               9,334.15            9,731.35
    12/31/97                 9,340               9,415.36            9,813.33
    1/31/98                  9,790               9,845.64           10,054.30
    2/28/98                 10,390              10,477.70           10,718.50
    3/31/98                 10,700              10,800.40           11,274.90
    4/30/98                 10,790              10,885.80           11,429.00
    5/31/98                 10,730              10,832.40           11,440.70
    6/30/98                 10,920              10,914.80           11,352.90
    7/31/98                 10,960              11,025.00           11,525.80
    8/31/98                  9,730               9,659.0             9,878.40
    9/30/98                  9,490               9,362.47            9,520.48
    10/31/98                10,410              10,338.00           10,231.00
    11/30/98                10,930              10,867.30           10,761.60
    12/31/98                11,358              11,295.50           11,097.60
    1/31/99                 11,388              11,261.60           11,192.80
    2/28/99                 11,073              10,993.60           10,889.50
    3/31/99                 11,541              11,452.00           11,260.70
    4/30/99                 11,998              11,915.80           11,773.40
    5/31/99                 11,337              11,302.20           11,274.80
    6/30/99                 11,825              11,743.00           11,859.10
    7/31/99                 12,140              12,091.70           12,259.20
    8/31/99                 12,231              12,136.50           12,284.20
    9/30/99                 12,292              12,259.00           12,333.90
    10/31/99                12,780              12,718.80           12,813.30
    11/30/99                13,278              13,160.10           13,818.50
    12/31/99                14,493              14,341.90           15,525.80
    1/31/00                 13,470              13,431.20           14,645.90
    2/29/00                 13,917              13,792.50           15,617.80
    3/31/00                 14,386              14,327.60           15,649.00
    4/30/00                 13,576              13,574.00           14,621.60
    5/31/00                 13,246              13,242.80           14,125.00
    6/30/00                 13,672              13,760.60           14,753.50
    7/31/00                 13,107              13,184.00           14,229.10
    8/31/00                 13,214              13,298.70           14,459.70
    9/30/00                 12,510              12,651.00           13,623.30
    10/31/00                12,212              12,352.50           13,109.90
    11/30/00                11,690              11,889.30           12,538.50
    12/31/00                12,079              12,313.00           13,001.00

          -- Deutsche VIT EAFE(REGISTRATION MARK) Equity Index $12,079 -- MSCI EAFE(REGISTRATION MARK) Index $12,313
          -- Lipper International Equity Funds Average $13,001

Average Annual Total Return for the Periods Ended December 31, 2000

One-Year (16.66)%   Three-Year 8.95%   Since 8/22/97(1) 5.78%

--------------------------------------------------------------------------------
(1) The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.

The MSCI EAFE(REGISTRATION MARK) Index is an unmanaged capitalization-weighted index of approximately 1,100 equity securities of companies located outside the U.S. It is not possible to invest directly into an index.

Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

Benchmark returns are for the period beginning August 22, 1997 for MSCI EAFE(REGISTRATION MARK) Index and August 31, 1997 for Lipper International Equity Funds Average.

--------------------------------------------------------------------------------
                                        6

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

    SHARES       SECURITY                                                  VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 92.82%
                 AUSTRALIA -- 2.11%
     6,855       Amcor Ltd. ..........................................$   19,978
     9,356       AMP Ltd. ............................................   105,122
     3,844       Australian Gas and Light Co., Ltd. ..................    27,177
     2,393       Boral Ltd. ..........................................     2,754
     2,076       Brambles Industries Ltd. ............................    48,448
    14,519       Broken Hill Proprietary Co., Ltd. ...................   152,927
     7,125       Coca Cola Amatil Ltd. ...............................    18,536
     9,076       Coles Myer Ltd. .....................................    35,181
     9,712       Commonwealth Bank of Australia ......................   166,773
     4,000       Computershare Ltd. ..................................    19,177
     1,466       CSL Ltd. ............................................    31,818
     8,533       CSR Ltd. ............................................    22,185
     5,736       ERG Ltd.(1) .........................................     8,730
    12,719       Foster's Brewing Group Ltd. .........................    33,358
    16,143       General Property Trust ..............................    24,820
     4,230       Lend Lease Corp., Ltd. ..............................    39,346
     6,024       Mirvac Group ........................................    11,940
    12,516       National Australia Bank Ltd. ........................   200,360
    16,230       News Corp., Ltd. ....................................   126,255
     7,138       Normandy Mining Ltd. ................................     3,847
     3,630       Onesteel Ltd.(1) ....................................     1,916
     1,278       Orica Ltd. ..........................................     4,090
     4,100       Pacific Dunlop Ltd. .................................     3,417
     1,080       Paperlinx Ltd. ......................................     1,986
     3,367       QBE Insurance Group Ltd. ............................    18,503
     2,380       Rio Tinto Ltd. ......................................    38,929
     4,555       Santos Ltd. .........................................    15,237
     5,051       Southcorp Holdings Ltd. .............................    13,735
     2,112       Suncorp-Metway Ltd. .................................    12,647
     2,540       TABCORP Holdings Ltd. ...............................    15,488
    62,424       Telstra Corp., Ltd. .................................   222,788
     1,721       Wesfarmers Ltd. .....................................    15,474
       541       Westfield Trust .....................................     1,028
    15,768       Westfield Trust Ltd. ................................    29,754
    15,170       Westpac Banking Corp., Ltd. .........................   111,215
     8,645       WMC Ltd. ............................................    36,781
     9,713       Woolworths Ltd. .....................................    45,443
                                                                      ----------
                                                                       1,687,163
                                                                      ----------
                 AUSTRIA -- 0.06%
       260       Austrian Airlines Osterreichische
                   Luftverkehrs AG ...................................     3,000
       140       Austria Tabakwerke AG ...............................     7,761
        40       Generali Holding Vienna AG ..........................     6,872
       150       Oesterreichische
                   Elektrizitaetswirtschafts AG -- A .................     5,209
     1,819       Telekom Austria AG(1) ...............................     0,247
        70       VA Technologie AG ...................................     2,102
       400       Wienerberger Baustoffindustrie AG ...................     7,184
                                                                      ----------
                                                                          52,375
                                                                      ----------

--------------------------------------------------------------------------------

    SHARES       SECURITY                                                  VALUE
--------------------------------------------------------------------------------
                 BELGIUM -- 0.80%
     1,326       AGFA Gevaert NV .....................................$   31,608
        76       Barco N.V ...........................................     5,701
       152       Barconet N.V.(1) ....................................     1,240
       140       Colruyt SA ..........................................     6,178
       371       Delhaize Le Lion SA .................................    17,642
        25       D'Ieteren NV SA .....................................     5,502
       468       Electrabel SA .......................................   105,803
     6,206       Fortis(1), (2) ......................................   201,597
     1,008       Fortis B-Strip VVPR(1) ..............................         9
       215       Groupe Bruxelles Lambert SA .........................    51,069
     1,000       Interbrew(1).........................................    34,850
     2,551       KBC Bancassurance Holding ...........................   110,482
       586       Solvay SA ...........................................    32,680
     1,021       UCB SA ..............................................    37,844
                                                                      ----------
                                                                         642,205
                                                                      ----------
                 DENMARK -- 0.76%
       200       Carlsberg AS-A(1) ...................................    11,069
       200       Carlsberg AS-B(1) ...................................    11,774
         6       Dampskibsselskabet Svendborg AS .....................    70,190
       449       Danisco AS ..........................................    18,469
     6,671       Den Danske Bank .....................................   119,996
         9       D/S 1912 -- B .......................................    78,114
       183       Group 4 Falck AS ....................................    24,400
       281       ISS International
                 Service Systems AS-B(1) .............................    19,122
       182       Navision Software AS(1) .............................     3,251
       575       Novo-Nordisk(1) .....................................   103,067
       575       Novozymes AS-B Shares(1) ............................    11,500
     1,762       Tele Danmark AS-B ...................................    71,811
       748       Vestas Wind Systems AS ..............................    40,458
       466       William Demant AS ...................................    21,395
                                                                      ----------
                                                                         604,616
                                                                      ----------
                 FINLAND -- 2.67%
     2,800       Fortum Oyj ..........................................    11,435
     1,000       Hartwall Oyj ........................................    19,246
       700       Kemira Oyj ..........................................     3,549
       500       Kesko Oyj ...........................................     5,046
       200       Metra Oyj -- B ......................................     3,699
     1,200       Metso Oyj ...........................................    13,407
    40,200       Nokia Oyj-A ......................................... 1,792,734
       600       Outokumpu Oyj -- A ..................................     4,535
       200       Pohjola Group Insurance Corp. .......................     8,825
       600       Sampo Insurance Co., Ltd. -- A ......................    32,390
        50       SGL Carbon AG(1) ....................................     2,666
     6,600       Sonera Group Oyj ....................................   119,591
     1,000       Tieto Corp.-- B SHS .................................    28,447
     2,600       UPM-Kymmene Oyj .....................................    89,219
                                                                      ----------
                                                                       2,134,789
                                                                      ----------
See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

    SHARES       SECURITY                                                  VALUE
--------------------------------------------------------------------------------
                 FRANCE -- 10.44%
     1,463       Accor SA ............................................$   61,809
    10,699       Alcatel Alsthom .....................................   607,708
     3,445       AXA-UAP .............................................   498,088
       244       BIC .................................................     9,596
     3,758       BNP Paribas .........................................   329,887
     3,180       Bouygues ............................................   144,052
     1,062       Cap Gemini Sogeti ...................................   171,295
     6,289       Carrefour Supermarche SA ............................   395,006
       800       Casino Guichard Perrachon ...........................    80,666
       854       Compagnie de Saint Gobain ...........................   134,137
     1,056       Dassault Systemes SA ................................    72,374
       155       Eridania Beghin-Say SA ..............................    13,475
        50       Essilor International ...............................    16,313
     8,949       France Telecom SA ...................................   772,543
     1,327       Groupe Danone .......................................   200,084
       927       LaFarge SA ..........................................    77,719
     1,170       Lagardere S.C.A .....................................    67,884
       882       L'Air Liquide .......................................   131,580
     5,906       L'OREAL .............................................   506,245
     4,472       LVMH (Moet-Hennessy Louis Vuitton) ..................   295,997
       934       Michelin-- B ........................................    33,804
       127       Pechiney SA .........................................     5,806
     1,025       Pinault-Printemps-Redoute SA ........................   220,275
       381       PSA Peugeot Citroen .................................    86,671
     6,771       Rhone-Poulenc SA ....................................   594,375
       362       Sagem SA ............................................    48,397
     6,422       Sanofi-Synthelabo SA ................................   428,080
     1,307       Schneider Electric SA ...............................    95,344
        51       Sidel SA ............................................     2,317
       115       Simco SA ............................................     7,946
     3,856       Societe Generale ....................................   239,658
       186       Sodexho Alliance SA .................................    34,454
     1,298       Suez Lyonnaise des Eaux .............................   237,023
       408       Suez Lyonnaise des Eaux SA(1) .......................    74,503
       408       Suez Lyonnaise des Eaux SA VVPR(1) ..................         4
        73       Technip .............................................    10,596
     6,468       Total Fina ELF SA(1) ................................   961,881
       468       Total Fina SA-STRIP VVPR(1)..........................         4
       122       Unibail .............................................    19,437
       600       Usinor Sacilor ......................................     7,920
       444       Valeo SA ............................................    19,825
     9,777       Vivendi .............................................   643,457
                                                                      ----------
                                                                       8,358,235
                                                                      ----------
                 GERMANY -- 8.13%
       200       Adidas AG ...........................................    12,393
     2,116       Allianz AG ..........................................   796,033
     5,500       BASF AG .............................................   250,180
     6,150       Bayer AG ............................................   323,917
     3,596       Bayerische Hypotheken-und
                   Wechsel-Bank AG ...................................   201,891
       850       Beiersdorf AG .......................................    88,181

--------------------------------------------------------------------------------

    SHARES       SECURITY                                                  VALUE
--------------------------------------------------------------------------------
       350       Continental AG ......................................$    5,553
     8,687       DaimlerChrysler AG(1) ...............................   368,642
     5,277       Deutsche Bank AG ....................................   439,943
     3,950       Deutsche Lufthansa AG ...............................   100,091
    26,329       Deutsche Telekom AG .................................   793,479
     4,750       Dresdner Bank AG ....................................   206,477
     1,300       EM.TV & Merchandising AG(1) .........................     7,164
       800       Epcos AG(1) .........................................    69,850
       650       Fresenius Medical Care AG ...........................    53,092
       275       Heidelberger Zement AG ..............................    12,522
        50       Heidelberger Zement AG(1) ...........................     2,340
        50       Heidelberger Zement AG VVPR(1) ......................         1
       250       Hochtief AG .........................................     4,905
       500       Karstadt AG .........................................    15,491
     1,166       Linde AG ............................................    56,596
       500       MAN AG ..............................................    12,674
     1,550       Merck KGaA ..........................................    68,395
     3,160       Metro AG ............................................   145,372
     1,524       Muenchener Rueckversicherungs-
                   Gesellschaft AG ...................................   545,223
     1,793       Preussag AG .........................................    64,978
       748       Prosieben Sat.1 Media AG ............................    22,536
     1,470       Qiagen N.V.(1) ......................................    53,134
     4,350       RWE AG ..............................................   192,969
     1,700       SAP AG ..............................................   197,590
     1,750       Schering AG .........................................    99,401
     5,200       Siemens AG ..........................................   679,821
     4,150       Thyssen AG ..........................................    64,288
     6,710       VEBA AG .............................................   408,219
     2,660       Volkswagen AG .......................................   140,850
       500       WCM Beteiligungs-und Grundbesitz AG .................     7,417
                                                                      ----------
                                                                       6,511,608
                                                                      ----------
                 HONG KONG -- 1.82%
     2,000       ASM Pacific Technology Ltd. .........................     2,846
     4,658       Bank of East Asia Ltd. ..............................    12,033
    30,000       Cathay Pacific Airways ..............................    55,385
    18,000       CLP Holdings Ltd. ...................................    89,770
    15,800       Hang Seng Bank Ltd. .................................   212,695
    12,000       Henderson Land Development Co., Ltd. ................    61,078
    33,257       Hong Kong and China Gas Co., Ltd. ...................    48,820
    34,000       Hutchison Whampoa Ltd. ..............................   423,916
    32,000       Johnson Electric Holdings Ltd. ......................    49,231
    21,000       Li & Fung Ltd. ......................................    38,231
    18,950       New World Development Co., Ltd. .....................    22,959
   117,860       Pacific Century CyberWorks Ltd.(1) ..................    76,308
    10,000       Shangri-La Asia Ltd. ................................    10,833
    20,191       Sun Hung Kai Properties Ltd. ........................   201,265
    11,500       Swire Pacific Ltd.-- A ..............................    82,934
     4,000       Television Broadcasts Ltd. ..........................    21,026
    19,693       Wharf Holdings Ltd. .................................    47,845
                                                                      ----------
                                                                       1,457,175
                                                                      ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
                IRELAND -- 0.53%
    7,484       Allied Irish Banks PLC ................................$  86,775
    3,525       CRH PLC ...............................................   65,593
   19,014       Eircom PLC ............................................   48,198
    2,751       Elan Corp. PLC(1) .....................................  133,788
    2,733       Independent News & Media PLC ..........................    7,441
    2,556       Irish Life & Permanent PLC ............................   31,676
    9,469       Jefferson Smurfit Group PLC ...........................   18,669
    1,068       Kerry Group PLC-A .....................................   13,787
    1,866       Ryanair Holdings PLC(1) ...............................   19,796
                                                                       ---------
                                                                         425,723
                                                                       ---------
                ITALY -- 4.42%
   14,988       Alitalia SPA(1) .......................................   27,172
   10,676       Assicurazioni Generali ................................  424,080
    2,922       Autogrill SPA .........................................   35,663
   11,500       Autostrade SPA ........................................   76,366
   45,196       Banca di Roma .........................................   49,561
   44,841       Banca Intesa SPA ......................................  217,189
   20,108       Benetton Group SPA ....................................   41,438
   15,250       Bipop-Carire SPA ......................................  100,523
    2,454       Bulgari SPA ...........................................   30,216
   43,299       Credito Italiano SPA ..................................  225,411
   62,626       Enel SPA ..............................................  249,650
   68,055       ENI SPA ...............................................  443,804
    3,215       Fiat SPA ..............................................   79,746
    2,400       Gruppo Editoriale L'Espresso ..........................   21,311
    3,863       Italgas SPA ...........................................   39,128
   10,725       Mediaset SPA ..........................................  130,225
    5,126       Mediobanca SPA ........................................   58,795
    2,823       Mondadori (Arnoldo) Editore SPA .......................   26,138
    6,909       Parmalat Finanziaria SPA ..............................   11,494
    6,656       Ras Spa ...............................................  104,583
      795       La Rinascente SPA .....................................    4,611
   12,158       San Paolo-IMI SPA .....................................  199,891
   68,737       Telecom Italia Mobile SPA .............................  550,731
    4,136       Telecom Italia RNC ....................................   24,852
   31,446       Telecom Italia SPA ....................................  349,996
    4,063       Tim Spa-RNC ...........................................   17,738
                                                                       ---------
                                                                       3,540,312
                                                                       ---------
                JAPAN -- 21.32%
    2,000       77 Bank Ltd. ..........................................   11,401
    1,300       Acom Co., Ltd. ........................................   95,963
      900       Advantest Corp. .......................................   84,326
    5,000       Ajinomoto Co., Inc. ...................................   65,018
    2,000       Alps Electric Co. .....................................   30,508
    4,000       Amada Co., Ltd. .......................................   29,772
      500       Aoyamma Trading Co., Ltd. .............................    3,581
   25,000       Asahi Bank Ltd. .......................................   85,158
    4,000       Asahi Breweries Ltd. ..................................   40,806
   13,000       Asahi Chemical Industry Co., Ltd. .....................   74,904


--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   11,000       Asahi Glass Co., Ltd. .................................$  90,832
    4,000       Bank of Fukuoka Ltd. ..................................   17,093
   40,000       Bank of Tokyo-Mitsubishi Ltd. .........................  398,249
   12,000       Bank of Yokohama Ltd. .................................   54,536
    1,100       Benesse Corp. .........................................   40,841
    8,000       Bridgestone Corp. .....................................   72,855
    8,000       Canon, Inc. ...........................................  280,210
    2,000       Casio Computer Co., Ltd. ..............................   16,900
       19       Central Japan Railway Co. .............................  116,961
    2,000       Chugai Pharmaceutical Co., Ltd. .......................   33,275
    2,000       Citizen Watch Co., Ltd. ...............................   14,588
      500       Credit Saison Co., Ltd. ...............................   10,705
      800       CSK Corp. .............................................   11,643
    7,000       Dai Nippon Printing Co., Ltd. .........................  104,265
    5,000       Daiei, Inc.(1) ........................................    8,012
    3,000       Daiichi Pharmaceutical Co., Ltd. ......................   89,317
    3,000       Daikin Industries Ltd. ................................   57,793
    6,000       Dainippon Ink & Chemicals, Inc. .......................   17,863
    2,000       Daito Trust Construction Co., Ltd. ....................   35,902
    5,000       Daiwa House Industry Co., Ltd. ........................   31,086
   12,000       Daiwa Securities Co., Ltd. ............................  125,359
    8,000       Denso Corp. ...........................................  173,030
       33       East Japan Railway Co. ................................  193,608
    3,000       Ebara Corp. ...........................................   32,601
    3,000       Eisai Co., Ltd. .......................................  105,079
    2,000       Fanuc Ltd. ............................................  136,077
    2,000       Fujikura Ltd. .........................................   14,991
      500       Fuji Machine Manufacturing Co., Ltd. ..................   13,398
    5,000       Fuji Photo Film Co. ...................................  209,282
      300       Fuji Soft ABC Inc. ....................................   19,361
        4       Fuji Television Network Inc. ..........................   27,881
   17,000       Fujitsu Ltd. ..........................................  250,683
    6,000       Furukawa Electric Co., Ltd. ...........................  104,816
    4,000       Gunma Bank Ltd. .......................................   19,580
      400       Hirose Electric Co., Ltd. .............................   38,529
   29,000       Hitachi Ltd.(1) .......................................  258,511
    3,000       Hitachi Zosen Corp. ...................................    2,285
    8,000       Honda Motor Co., Ltd. .................................  298,424
    1,000       House Foods Corp. .....................................   13,047
    1,000       Hoya Corp. ............................................   73,555
    2,000       Isetan Company Ltd. ...................................   21,103
   17,000       Ishikawajima-Harima Heavy
                  Industries Co., Ltd. ................................   36,322
   11,000       Itochu Corp.(1) .......................................   51,243
    4,000       Ito-Yokado Co., Ltd. ..................................  199,650
   17,000       Japan Airlines Co., Ltd. ..............................   77,855
    5,000       Japan Energy Corp.(1) .................................    7,750
       18       Japan Tobacco, Inc. ...................................  139,650
    3,000       Joyo Bank Ltd. ........................................    9,536
    3,000       JUSCO Co. .............................................   65,149
      200       Kadokawa Shoten Publishing Co., Ltd. ..................    5,307



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   10,000       Kajima Corp. ..........................................$  27,758
    4,000       Kaneka Corp. ..........................................   37,863
    8,800       Kansai Electric Power Co., Inc. .......................  149,415
    6,000       Kao Corp. .............................................  174,431
    8,000       Kawasaki Heavy Industries Ltd.(1) .....................    8,546
   30,000       Kawasaki Steel Corp. ..................................   30,998
    2,000       Kinden Corp. ..........................................   11,471
   16,000       Kinki Nippon Railway ..................................   66,690
    8,000       Kirin Brewery Co., Ltd. ...............................   71,664
    1,000       Kokuyo Co., Ltd. ......................................   14,869
    8,000       Komatsu Ltd. ..........................................   35,377
    1,100       Konami Co., Ltd. ......................................   82,548
    2,000       Konica Corp. ..........................................   16,375
   14,000       Kubota Corp. ..........................................   42,662
    4,000       Kuraray Co., Ltd. .....................................   37,408
    2,000       Kurita Water Industries Ltd. ..........................   26,182
    1,600       Kyocera Corp. .........................................  174,711
    2,000       Kyowa Hakko Kogyo Co., Ltd. ...........................   13,835
   12,000       Marubeni Corp.(1) .....................................   28,371
    4,000       Marui Co., Ltd. .......................................   60,420
   18,000       Matsushita Electric
                  Industrial Co., Ltd. ................................  430,298
    4,000       Meiji Seika Kaisha Ltd. ...............................   22,872
    4,000       Minabea Co., Ltd. .....................................   37,058
   20,000       Mitsubishi Chemical Corp. .............................   52,715
   13,000       Mitsubishi Corp. ......................................   95,850
   17,000       Mitsubishi Electric Corp. .............................  104,650
   11,000       Mitsubishi Estate Co., Ltd. ...........................  117,513
   29,000       Mitsubishi Heavy Industries Ltd. ......................  126,462
   10,000       Mitsubishi Materials Corp. ............................   23,905
   14,000       Mitsui & Co. ..........................................   88,144
    7,000       Mitsui Fudosan Co., Ltd. ..............................   69,571
    9,000       Mitsui Marine & Fire Insurance Co., Ltd. ..............   51,620
    4,000       Mitsui Mining & Smelting Co., Ltd. ....................   30,823
    4,000       Mitsukoshi Ltd.(1) ....................................   16,322
       79       Mizuho Holdings, Inc. .................................  489,772
    2,100       Murata Manufacturing Co., Ltd. ........................  246,410
    1,000       Mycal Corp. ...........................................    2,145
      200       Namco Ltd. ............................................    3,678
   14,000       NEC Corp. .............................................  256,217
    3,000       NGK Insulators Ltd. ...................................   39,746
    1,000       NGK Spark Plug Co., Ltd. ..............................   14,624
      400       Nichiei Co., Ltd. .....................................    2,126
      400       Nidec Corp. ...........................................   18,914
    3,000       Nikon Corp. ...........................................   32,102
    1,200       Nintendo Co., Ltd. ....................................  189,037
    1,000       Nippon Comsys Corp. ...................................   17,951
    7,000       Nippon Express Co., Ltd. ..............................   42,294
    2,000       Nippon Meat Packers, Inc. .............................   27,250
   12,000       Nippon Oil Co., Ltd. ..................................   57,793
    8,000       Nippon Paper Industries Co. ...........................   47,706
    4,000       Nippon Sheet Glass Co., Ltd. ..........................   48,827


--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   62,000       Nippon Steel Corp. ....................................$ 102,609
      106       Nippon Telegraph & Telephone Corp. ....................  763,905
   11,000       Nippon Yusen Kabushiki Kaisha .........................   45,464
   35,000       Nissan Motor Co., Ltd.(1) .............................  201,664
    3,000       Nisshin Flour Milling Co., Ltd.(1) ....................   25,482
    1,000       Nissin Food Products Co., Ltd. ........................   24,431
    2,000       Nitto Denko Corp. .....................................   54,291
   17,000       Nomura Securities Co., Ltd. ...........................  305,911
    5,000       NSK Ltd. ..............................................   30,604
    7,000       Obayashi Corp. ........................................   30,158
    9,000       Oji Paper Co., Ltd. ...................................   46,497
    2,000       Olympus Optical Co., Ltd. .............................   34,588
    2,000       Omron Corp. ...........................................   41,594
    2,000       Onward Kashiyama Co., Ltd. ............................   16,637
    1,500       Oriental Land Co., Ltd. ...............................  100,482
      700       Orix Corp. ............................................   70,245
   16,000       Osaka Gas Co., Ltd. ...................................   48,616
    1,000       Pioneer Electronic Corp. ..............................   26,708
    1,600       Promise Co., Ltd. .....................................  113,485
    1,000       Rohm Co., Ltd. ........................................  190,018
    4,000       Sankyo Co., Ltd. ......................................   95,972
    1,000       Sanrio Co., Ltd. ......................................   17,513
   16,000       Sanyo Electric Co., Ltd. ..............................  133,100
    2,000       Secom Co., Ltd. .......................................  130,473
      400       Sega Enterprises Ltd.(1) ..............................    3,895
    3,000       Sekisui Chemical Co., Ltd. ............................    8,538
    6,000       Sekisui House Ltd. ....................................   54,904
   10,000       Sharp Corp. ...........................................  120,666
      300       Shimamura Co., Ltd. ...................................   16,471
    1,000       Shimano, Inc. .........................................   19,658
   10,000       Shimizu Corp. .........................................   29,597
    4,000       Shin-Etsu Chemical Co., Ltd. ..........................  154,116
    4,000       Shionogi & Co., Ltd. ..................................   81,611
    3,000       Shiseido Co., Ltd. ....................................   33,494
    7,000       Shizuoka Bank Ltd. ....................................   63,687
    2,000       Showa Shell Sekiyu K.K. ...............................    8,389
    1,000       Skylark Co., Ltd. .....................................   28,021
      600       SMC Corp. .............................................   77,233
    2,900       Softbank Corp. ........................................  100,814
    7,700       Sony Corp. ............................................  532,662
   27,000       Sumitomo Bank Ltd. ....................................  277,329
   15,000       Sumitomo Chemical Co., Ltd. ...........................   74,475
    9,000       Sumitomo Corp. ........................................   64,781
    7,000       Sumitomo Electric Industries ..........................  114,869
    4,000       Sumitomo Heavy Industries Ltd. ........................    6,235
    7,000       Sumitomo Marine & Fire Insurance Co. ..................   45,175
   14,000       Sumitomo Metal Industries .............................    7,968
    2,000       Sumitomo Metal Mining Co. .............................   10,473
    3,000       Sumitomo Osaka Cement Co., Ltd. .......................   10,035
    4,000       Taiheiyo Cement Corp. .................................    6,865
    3,000       Taisei Corp. ..........................................    6,016
    3,000       Taisho Pharmaceutical Co. .............................   81,173


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        10

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,000       Taiyo Yuden Co., Ltd. ................................$   33,450
    1,000       Takara Shuzo Co., Ltd. ...............................    17,478
    4,000       Takashimaya Co., Ltd. ................................    27,215
    8,000       Takeda Chemical Industries ...........................   473,555
    1,300       Takefuji Corp. .......................................    81,961
    9,000       Teijin Ltd. ..........................................    46,497
    2,000       Terumo Corp. .........................................    43,783
    3,900       The Chuo Mitsui Trust and Banking Co. ................    12,021
   17,000       The Daiwa Bank Ltd. ..................................    27,837
   11,000       The Mitsubishi Trust and Banking Corp. ...............    75,709
   36,000       The Sakura Bank Ltd. .................................   217,513
    1,921       Thomson CSF ..........................................    92,070
    3,000       Tobu Railway Co., Ltd. ...............................     8,827
      100       Toho Co. .............................................    13,800
    4,900       Tohoku Electric Power Co. ............................    65,519
   21,000       Tokai Bank Ltd. ......................................    91,025
   13,000       Tokio Marine & Fire Insurance Co., Ltd. ..............   149,011
    1,000       Tokyo Dome Corp. .....................................     3,678
   11,700       Tokyo Electric Power Co., Ltd. .......................   290,451
    2,000       Tokyo Electron Ltd. ..................................   109,982
   23,000       Tokyo Gas Co., Ltd. ..................................    68,074
   10,000       Tokyu Corp. ..........................................    53,940
    6,000       Toppan Printing Co., Ltd. ............................    52,277
   14,000       Toray Industries, Inc. ...............................    52,715
   28,000       Toshiba Corp. ........................................   187,320
    6,000       Tosoh Corp. ..........................................    16,445
    2,000       Tostem Corp. .........................................    24,851
    4,000       Toto Ltd. ............................................    28,546
    2,000       Toyo Seikan Kaisha ...................................    32,574
   31,500       Toyota Motor Corp. ................................... 1,006,786
      200       Trans Cosmos .........................................     8,669
      300       Uni-Charm Corp. ......................................    15,236
    1,000       Uny Co., Ltd. ........................................    10,683
    1,000       Wacoal Corp. .........................................     8,336
      700       World Co., Ltd. ......................................    26,480
    2,000       Yakult Honsha Co., Ltd. ..............................    23,292
    1,000       Yamaha Corp. .........................................     9,807
    3,000       Yamanouchi Pharmaceutical Co., Ltd. ..................   129,772
    4,000       Yamato Transport Co., Ltd. ...........................    73,555
    1,000       Yamazaki Baking Co., Ltd. ............................     6,961
                                                                      ----------
                                                                      17,071,312
                                                                      ----------
                NETHERLANDS -- 5.78%
   13,380       ABN AMRO Holdings NV .................................   304,247
   11,507       AEGON NV .............................................   475,995
    2,665       Akzo Nobel NV ........................................   143,116
    3,285       ASM Lithography Holding NV(1) ........................    74,605
    5,205       Elsevier NV ..........................................    76,526
    2,307       Getronics NV .........................................    13,559
    2,825       Heineken NV ..........................................   170,938
    8,392       ING Groep NV .........................................   670,331
    7,047       Koninklijke Ahold NV(1) ..............................   227,328


--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   11,085       Koninklijke KPN NV ..................................$   127,592
   10,956       Philips Electronics NV ..............................    401,361
      162       Oce NV ..............................................      2,586
   18,471       Royal Dutch Petroleum Co. ...........................  1,131,706
    7,785       STMicroelectronics ..................................    339,866
    4,234       TNT Post Group NV(1) ................................    102,398
    5,085       Unilever NV-CVA .....................................    321,771
    1,661       Wolters Kluwer NV-CVA ...............................     45,286
                                                                       ---------
                                                                       4,629,211
                                                                       ---------
                NEW ZEALAND -- 0.04%
   12,304       Brierley Investments Ltd. ...........................      1,524
    6,498       Carter Holt Harvey Ltd. .............................      4,716
    3,488       Contact Energy Ltd. .................................      4,090
   11,147       Telecom Corp. of New Zealand Ltd. ...................     23,726
                                                                       ---------
                                                                          34,056
                                                                       ---------
                NORWAY -- 0.35%
      300       Bergesen d.y. ASA-A .................................      4,695
    6,700       Den Norske Bank ASA .................................     36,089
      300       Elkem ASA ...........................................      4,797
      800       Frontline Ltd.(1) ...................................     10,795
      400       Merkantildata ASA(1) ................................      1,556
    2,250       Norsk Hydro ASA .....................................     95,169
      200       Norske Skogsindustrier ASA 'A' Free .................      8,414
      120       Opticom ASA(1) ......................................      7,620
    1,914       Orkla ASA -- A ......................................     37,766
      600       Petroleum-Geo Services ASA(1) .......................      7,893
      350       Schibsted ASA .......................................      4,306
    2,000       Storebrand ASA -- A(1) ..............................     14,175
    4,500       Telenor ASA(1) ......................................     19,595
    1,600       Tomra Systems ASA ...................................     31,026
                                                                       ---------
                                                                         283,896
                                                                       ---------
                PORTUGAL -- 0.43%
   16,470       Banco Comercial Portugues, SA (BCP) .................     87,365
    1,074       Banco Espirito Santo e Comercial
                  de Lisboa, SA .....................................     18,049
    1,500       Brisa Auto-Estradas de Portugal, SA .................     13,379
      800       Cimpor-Cimentos de Portugal, SA .....................     19,979
   24,243       Electricidade de Portugal, SA .......................     80,117
      400       Jeronimo Martins, SGPS, SA ..........................      4,131
    9,680       Portugal Telecom, SA ................................     88,518
   14,665       Sonae Investimentos, SGPS, SA .......................     16,522
    2,441       Sonae Investimentos, SGPS,
                SA Rights (1) .......................................      7,654
    6,070       Sonae Investimentos, SGPS, SA
                  New Shares ........................................      6,668
                                                                       ---------
                                                                         342,382
                                                                       ---------
                SINGAPORE -- 0.80%
    9,000       Chartered Semiconductor
                  Manufacturing Ltd.(1) .............................     24,602
    5,000       City Developments Ltd. ..............................     23,212


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        11

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,000       Creative Technology Ltd. ..............................$  11,361
   11,349       DBS Group Holdings Ltd. ...............................  128,282
    6,250       DBS Land Ltd. .........................................   10,813
    5,000       Keppel Corp., Ltd. ....................................    9,746
    7,000       Neptune Orient Lines Ltd.(1) ..........................    5,490
   10,294       Oversea-Chinese Banking Corp., Ltd. ...................   76,582
   15,000       Sembcorp Industries Ltd. ..............................   14,706
   10,000       Singapore Airlines Ltd. ...............................   99,193
    3,048       Singapore Press Holdings Ltd. -- 100 ..................   44,999
   19,000       Singapore Technologies Engineering Ltd. ...............   30,571
   51,000       Singapore Telecommunications Ltd. .....................   79,118
    8,168       United Overseas Bank Ltd. .............................   61,236
    2,000       Venture Manufacturing (Singapore) Ltd. ................   13,379
                                                                       ---------
                                                                         633,290
                                                                       ---------
                SLOVAKIA -- 0.09%
    6,200       Skandinaviska Enskilda Bank -- A ......................   68,338
                                                                       ---------
                SPAIN -- 2.74%
      493       ACS, Actividades Construccion
                  Y Servicios SA ......................................   11,618
      948       Aguas de Barcelona ....................................   11,579
        9       Aguas de Barcelona-New(1) .............................      114
    3,127       Autopistas Concesionaria Espanola SA ..................   27,332
      447       Acerinox, SA ..........................................   13,639
   27,010       Banco Bilbao Vizcaya SA ...............................  401,930
   39,401       Banco Santander SA ....................................  421,705
      933       Dragados & Construcciones SA ..........................   10,161
    9,411       Endesa SA .............................................  160,365
    1,355       Fomento de Construcciones y
                  Contratas SA ........................................   25,697
    3,724       Gas Natural SDG, SA ...................................   67,828
    8,047       Iberdrola SA ..........................................  100,858
   10,840       Repsol SA .............................................  173,215
    1,443       Sol Melia, SA .........................................   14,916
    3,709       Tabacalera SA -- A ....................................   57,456
   37,587       Telefonica SA .........................................  621,078
      555       Vallehermoso SA .......................................    3,376
    2,162       Union Electrica Fenosa SA .............................   39,682
      885       Zaradoya Otis SA ......................................    7,769
    1,942       Zeltia SA .............................................   22,699
      486       Zeltia SA-Bonus Rights ................................    1,404
                                                                       ---------
                                                                       2,194,421
                                                                       ---------
                SWEDEN -- 2.51%
      703       ABB Ltd. ..............................................   72,196
    3,600       ASSA Abloy AB-B .......................................   70,394
    1,028       Atlas Copco AB -- A ...................................   22,498
      600       Drott AB ..............................................    8,267
    3,600       Electrolux AB -- Ser B ................................   46,738
    1,500       Gambro AB -- A ........................................   10,890
    7,500       Hennes & Mauritz AB-B .................................  116,051
    1,300       Netcom Systems AB(1) ..................................   54,009


--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   26,452       Nordea AB ............................................$  200,447
      900       OM Gruppen AB ........................................    22,225
    2,200       Sandvik AB -- A ......................................    52,928
    3,100       Securitas AB -- B ....................................    57,496
    8,700       Skandia Forsakrings AB ...............................   141,535
      900       Skanska AB-B .........................................    37,200
    2,566       Svenska Cellulosa AB -- B ............................    54,526
    5,900       Svenska Handelsbanken -- A ...........................   100,986
      120       Syngenta1 4702175 ....................................     6,435
      249       Syngenta1 ............................................    13,127
   68,300       Telefonaktiebolaget LM Ericsson
                  (Ericsson AB) ......................................   778,152
   14,000       Telia AB(1) ..........................................    71,962
      630       Volvo AB-A ...........................................    10,349
    3,120       Volvo AB-B ...........................................    51,749
    2,500       WM-Data AB-B .........................................    12,003
                                                                       ---------
                                                                       2,012,163
                                                                       ---------
                SWITZERLAND -- 6.78%
    1,586       ABB Ltd. .............................................   211,713
      170       Adecco SA ............................................   107,004
    2,570       Credit Suisse Group ..................................   488,467
       56       Givaudan1 ............................................    14,808
      101       Holderbank Financiere Glarus AG-B ....................    33,033
       51       Holderbank Financiere Glarus AG-Reg ..................    61,370
       54       Kudelski SA-Bearer(1) ................................    59,981
       30       Lonza AG .............................................    17,439
      345       Nestle SA ............................................   804,752
      625       Novartis AG-Registered ............................... 1,104,983
       15       Roche Holdings AG-Bearer .............................   186,054
       59       Roche Holdings AG-Genusschine ........................   601,105
       50       SAirGroup ............................................     7,976
      130       Schweizerische Rueckversicherungs-
                  Gesellschaft1 ......................................   311,663
       40       Sulzer AG ............................................    28,855
      630       Swisscom AG ..........................................   163,866
      150       The Swatch Group AG-Reg ..............................    39,155
       20       The Swatch Group AG-B ................................    24,992
      910       Syngenta AG(1) .......................................    48,855
    3,880       UBS AG ...............................................   633,298
      180       Unaxis Holding AG-R ..................................    40,543
      726       Zurich Financial Services AG .........................   437,706
                                                                       ---------
                                                                       5,427,618
                                                                       ---------
                UNITED KINGDOM -- 20.24%
    5,098       3i Group PLC .........................................    94,279
   12,619       Abbey National PLC ...................................   229,785
    5,931       Amvescap PLC .........................................   121,733
    8,423       ARM Holdings PLC(1) ..................................    63,666
    4,842       Astrazeneca PLC ......................................   241,189
      525       AWG PLC ..............................................     4,549
    9,474       BAA PLC ..............................................    87,461


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        12

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   14,237       Barclays PLC ........................................$   440,657
    8,207       Bass PLC ............................................     89,373
    1,457       BBA Group PLC .......................................      7,977
      871       Berkley Group PLC ...................................      9,823
   31,797       BG Group PLC ........................................    124,446
    6,233       Blue Circle Industries PLC ..........................     41,061
    4,703       BOC Group PLC .......................................     71,448
    6,863       Boots Co. PLC .......................................     62,434
  193,559       BP Amoco PLC ........................................  1,561,347
   25,141       British Aerospace PLC ...............................    143,462
    9,066       British Airways PLC .................................     52,885
   19,472       British American Tobacco PLC ........................    148,272
    4,462       British Land Co. PLC ................................     31,527
   15,871       British Sky Broadcasting Group PLC(1) ...............    265,768
   55,924       British Telecommunications PLC ......................    477,844
    4,961       Bunzl PLC ...........................................     30,421
   16,908       Cadbury Schweppes PLC ...............................    116,941
    6,451       Canary Wharf Finance PLC ............................     46,978
    6,284       Capita Group PLC(1) .................................     46,935
    5,074       Carlton Communications PLC ..........................     46,311
    2,506       Celltech Group PLC ..................................     44,285
   35,745       Centrica PLC(1) .....................................    138,429
   19,489       CGU PLC .............................................    314,999
    6,155       Chubb PLC(1) ........................................     14,343
    5,713       CMG .................................................     76,380
   27,336       Corus Group PLC .....................................     28,686
   29,884       Diageo PLC ..........................................    334,805
   15,283       Dixons Group PLC ....................................     51,139
    3,437       Electrocomponents PLC ...............................     33,988
    6,415       EMI Group PLC .......................................     52,705
    6,774       GKN PLC .............................................     71,541
   53,491       Glaxo Smith Kline PLC(1) ............................  1,510,192
   19,908       Granada Compass1 ....................................    216,645
    8,493       Great Universal Stores PLC ..........................     66,669
    1,033       Hagemeyer NV ........................................     23,034
   17,715       Halifax Group PLC ...................................    175,580
    5,683       Hanson PLC ..........................................     38,944
   15,061       Hays PLC ............................................     86,843
   79,180       HSBC Holdings PLC ...................................  1,165,048
    6,180       Imperial Chemical Industries PLC ....................     50,959
    1,662       Johnson Matthey PLC .................................     26,068
    6,155       Kidde PLC(1) ........................................      6,528
   12,087       Kingfisher PLC ......................................     89,872
      381       Kvaerner ASA(1) .....................................      2,700
   10,130       Ladbroke Group PLC ..................................     31,626
    5,044       Land Securities PLC .................................     63,480
    2,064       Lasmo PLC(1) ........................................      6,151
   26,410       Lattice Group PLC(1) ................................     59,571
   46,828       Legal & General Group PLC ...........................    129,061
   46,331       Lloyds TSB Group PLC ................................    490,001
    3,790       Logica PLC ..........................................     99,076
   23,488       Marconi PLC .........................................    252,271


--------------------------------------------------------------------------------

   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   26,154       Marks & Spencer PLC .................................$    72,668
    5,214       Misys PLC ...........................................     51,405
   12,652       National Grid Group PLC(1) ..........................    115,004
   10,059       National Power PLC ..................................     37,716
    5,857       Nycomed Amersham PLC ................................     48,777
    2,233       Ocean Group PLC .....................................     31,689
      110       OMV AG ..............................................      8,520
    5,454       P&O Princess Cruises PLC(1) .........................     23,057
    7,109       Pearson PLC .........................................    168,849
    5,454       Peninsular & Oriental Steam
                Navigation Co. ......................................     25,806
      329       Pernod Ricard .......................................     22,703
   18,004       Pirelli S.P.A. ......................................     64,181
    1,767       Provident Financial PLC(1) ..........................     26,646
   17,042       Prudential Corp. PLC ................................    274,175
    3,808       Psion PLC ...........................................     15,970
    4,823       Railtrack Group PLC .................................     66,642
    1,793       Rank Group PLC ......................................      4,680
   10,378       Reed International PLC ..............................    108,519
   27,586       Rentokil Initial PLC ................................     95,190
   12,279       Reuters Group PLC ...................................    207,819
    1,140       Rexam PLC ...........................................      3,823
    9,375       Rio Tinto PLC .......................................    164,971
    1,460       RMC Group PLC .......................................     12,769
   22,644       Royal Bank of Scotland Group PLC ....................    535,121
   16,638       Sainsbury (J.) PLC ..................................     98,670
    2,445       Schroders PLC .......................................     48,247
   16,392       Scottish Power PLC ..................................    129,533
    5,147       SEMA Group PLC ......................................     22,662
   28,954       Siebe PLC ...........................................     67,040
    2,414       Slough Estates PLC ..................................     14,821
    2,163       Smiths Industries PLC ...............................     26,010
    3,669       Stagecoach Holdings PLC .............................      3,645
      914       Tate & Lyle PLC .....................................      3,379
   60,871       Tesco PLC ...........................................    248,009
   11,046       The Sage Group PLC ..................................     50,615
   25,803       Unilever PLC ........................................    220,860
    5,441       United Utilities PLC ................................     54,050
  526,429       Vodafone Group PLC ..................................  1,930,561
    4,190       Wolseley PLC ........................................     28,854
   10,719       WPP Group PLC .......................................    139,625
   10,364       Zeneca Group PLC ....................................    522,509
                                                                      ----------
                                                                      16,205,981
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $74,346,484) ............................................... 74,316,869
                                                                      ----------

                PREFERRED STOCKS -- 0.47%
                AUSTRALIA -- 0.16%
   17,474       News Corp., Ltd. ....................................    124,281
                                                                      ----------
                AUSTRIA -- 0.06%
      805       Bank Austria AG .....................................     44,288
                                                                      ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------
 SHARES/*
PRINCIPAL
   AMOUNT       SECURITY                                                  VALUE
--------------------------------------------------------------------------------
                GERMANY -- 0.24%
      550       RWE AG .............................................$    17,841
    1,150       SAP AG-Vorzug ......................................    162,815
      500       Volkswagen AG ......................................     15,303
                                                                     ----------
                                                                        195,959
                                                                     ----------
                ITALY -- 0.01%
      540       Fiat SPA ...........................................      9,075
                                                                     ----------
TOTAL PREFERRED STOCKS
   (Cost $410,154) .................................................    373,603
                                                                     ----------

                BONDS -- 0.01%
                UNITED KINGDOM -- 0.01%
 2,000(2)       BG Transco Holdings PLC,
                  7.00%, 12/14/09 ..................................      3,006
 2,000(2)       BG Transco Holdings PLC,
                  7.06%, 12/14/22 ..................................      3,246
 2,000(2)       BG Transco Holdings PLC,
                  4.19%, 12/16/24 ..................................      3,229
                                                                     ----------
TOTAL BONDS
   (Cost $9,760) ...................................................      9,481
                                                                     ----------

                SHORT-TERM INSTRUMENTS(4) -- 8.20%
                U.S. TREASURY BILLS -- 8.20%
$   3,000         6.20%, 01/04/01 ..................................      2,998
  650,000         6.22%, 01/18/01(3) ...............................    648,121
2,128,000         5.40%, 02/15/01 ..................................  2,113,851
2,665,000         5.48%, 03/22/01 ..................................  2,631,714
1,186,000         5.78%, 03/29/01 ..................................  1,169,704
                                                                     ----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $6,567,754) ...............................................  6,566,388
                                                                     ----------
TOTAL INVESTMENTS
   (Cost $81,334,152) .............................   101.50%        81,266,341
LIABILITIES IN EXCESS OF OTHER ASSETS .............    (1.50)        (1,202,597)
                                                      -------        ----------
NET ASSETS ........................................   100.00%       $80,063,744
                                                      ======        ===========
--------------------------
   (1) Non-income producing security for the year ended December 31, 2000.
   (2) GBP -- Great Britain Pounds
   (3) Held as collateral for futures contracts.
   (4) Rates shown represent effective yield at time of purchase.
    * Principal amount is stated in the currency of the country in which the security is denominated.

--------------------------------------------------------------------------------
 SECTORAL LOCATION

 As of December 31, 2000
 (Percentages are based on market value of equities in the Fund.)
--------------------------------------------------------------------------------

Financials ..........................................................     26.25%

Consumer Discretionary ..............................................     13.29

Telecommunication Services ..........................................     10.21

Information Technology ..............................................     10.14

Health Care .........................................................      9.65

Industrials .........................................................      9.13

Consumer Staples ....................................................      6.91

Energy ..............................................................      6.04

Materials ...........................................................      4.28

Utilities ...........................................................      4.09

Other ...............................................................      0.01
                                                                         ------
Total                                                                    100.00%
                                                                         ======
--------------------------------------------------------------------------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (cost $81,334,152) ............................................................................$ 81,266,341
   Cash(1) ............................................................................................................     419,181
   Receivable for securities sold .....................................................................................       5,686
   Receivable for fund shares sold ....................................................................................     168,015
   Dividends and interest receivable ..................................................................................     125,569
   Deferred organizational costs and other assets .....................................................................       7,157
                                                                                                                        -----------
Total assets ..........................................................................................................  81,991,949
                                                                                                                        -----------

LIABILITIES:
   Net unrealized depreciation on forward foreign currency exchange contracts .........................................       6,640
   Payable for fund shares redeemed ...................................................................................   1,832,772
   Variation margin payable for future contracts ......................................................................       7,680
   Due to Bankers Trust ...............................................................................................       2,218
   Administration fee payable .........................................................................................       6,319
   Custody fee payable ................................................................................................       5,676
   Other accrued expenses .............................................................................................      66,900
                                                                                                                        -----------
Total liabilities .....................................................................................................   1,928,205
                                                                                                                        -----------
NET ASSETS ............................................................................................................ $80,063,744
                                                                                                                        ===========
COMPOSITION OF NET ASSETS:
   Paid-in-capital .................................................................................................... $81,359,414
   Distributed in excess of net investment income .....................................................................    (314,984)
   Accumulated net realized loss from investments and
     foreign currency transactions ....................................................................................    (872,883)
   Net unrealized depreciation on investments and foreign currencies ..................................................    (107,803)
                                                                                                                        -----------
NET ASSETS ............................................................................................................ $80,063,744
                                                                                                                        ===========
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of
   shares authorized) .................................................................................................   7,186,873
                                                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .........................................................................      $11.14
                                                                                                                             ======

------------------------------------------------------------------------------------------------------------------------------------

(1) Includes foreign currency of $415,976 with a cost of $256,875.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  FOR THE YEAR ENDED
                                                                                                                   DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends .........................................................................................................$     953,455
   Interest ..........................................................................................................      412,404
   Less foreign taxes withheld .......................................................................................     (107,784)
                                                                                                                       ------------
TOTAL INVESTMENT INCOME ..............................................................................................    1,258,075
                                                                                                                       ------------
EXPENSES:
   Advisory fees .....................................................................................................      311,690
   Administration and accounting fees ................................................................................      128,217
   Custody fees ......................................................................................................       96,824
   Printing and shareholder reports ..................................................................................       52,297
   Transfer agent fees ...............................................................................................       23,568
   Professional fees .................................................................................................        7,895
   Trustees fees .....................................................................................................        7,020
   Registration fees .................................................................................................        5,402
   Amortization of organizational costs ..............................................................................        4,180
   Miscellaneous .....................................................................................................           63
                                                                                                                       ------------
Total expenses .......................................................................................................      637,156
Less: fee waivers or expense reimbursements ..........................................................................     (187,018)
                                                                                                                       ------------
Net expenses .........................................................................................................      450,138
                                                                                                                       ------------
NET INVESTMENT INCOME ................................................................................................      807,937
                                                                                                                       ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
   Investment transactions ...........................................................................................      (77,014)
   Foreign currency transactions .....................................................................................   (1,304,184)
   Futures contracts .................................................................................................     (770,753)
   Net change in unrealized appreciation/depreciation on investments and foreign currencies ..........................................................................................  (11,150,817)
                                                                                                                       ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCIES ............................................................................................  (13,302,768)
                                                                                                                       ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ........................................................................... $(12,494,831)
                                                                                                                       ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE YEAR ENDED
                                                                                           DECEMBER 31, 2000       DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .....................................................................$    807,937            $   574,585
   Net realized gain (loss) from investments
     and foreign currency transactions .......................................................  (2,151,951)             3,026,533
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies ...................................................... (11,150,817)             7,673,502
                                                                                               -----------             ----------
Net increase (decrease) in net assets from operations ........................................ (12,494,831)            11,274,620
                                                                                               -----------             ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................................................          --               (857,299)
   Net realized gain from investments and foreign
     currency transactions ...................................................................  (1,315,345)            (1,601,497)
                                                                                               -----------             ----------
Total distributions ..........................................................................  (1,315,345)            (2,458,796)
                                                                                               -----------             ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ............................................................. 108,230,352             44,827,979
   Dividend reinvestments ....................................................................   1,315,345              2,458,796
   Cost of shares redeemed ................................................................... (70,170,583)           (37,559,393)
                                                                                               -----------             ----------
   Net increase in net assets from capital share transactions ................................  39,375,114              9,727,382
                                                                                               -----------             ----------
TOTAL INCREASE IN NET ASSETS .................................................................  25,564,938             18,543,206
                                                                                               -----------             ----------
NET ASSETS:
   Beginning of year .........................................................................  54,498,806             35,955,600
                                                                                               -----------             ----------
   End of year ............................................................................... $80,063,744            $54,498,806
                                                                                               ===========            ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


Contained below is selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                                                                                      AUGUST 22,
                                                                           FOR THE YEAR ENDED                    1997(1) THROUGH
                                                              DECEMBER           DECEMBER          DECEMBER         DECEMBER 31,
                                                              31, 2000           31, 1999          31, 1998                 1997
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .......................................$  13.60          $   11.18          $   9.34            $   10.00
                                                              --------          ---------          --------            ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income .....................................    0.14               0.15              0.12                 0.02(2)
   Net realized and unrealized gain (loss) on
     investments and foreign currencies ......................   (2.41)              2.92              1.89                (0.68)
                                                              --------          ---------          --------            ---------
   Total from investment operations ..........................   (2.27)              3.07              2.01                (0.66)
                                                              --------          ---------          --------            ---------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................      --              (0.23)            (0.16)                  --
   Net realized gain from investment
     transactions ............................................   (0.19)             (0.42)            (0.01)                  --
                                                              --------          ---------          --------            ---------
   Total distributions .......................................   (0.19)             (0.65)            (0.17)                  --
                                                              --------          ---------          --------            ---------
NET ASSET VALUE, END OF PERIOD ...............................$  11.14          $   13.60          $  11.18            $    9.34
                                                              ========          =========          ========            =========
TOTAL INVESTMENT RETURN(3) ...................................  (16.66)%            27.60%            21.60%               (6.60)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s omitted) .....................$ 80,064          $  54,499          $ 39,956            $  14,409
Ratios to average net assets:
   Net investment income .....................................    1.17%              1.37%             1.20%                0.72%(4)
   Expenses after waivers ....................................    0.65%              0.65%             0.65%                0.65%(4)
   Expenses before waivers ...................................    0.92%              1.15%             1.66%                2.75%(4)
Portfolio turnover rate ......................................       4%                29%                7%                   0%(5)

------------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Based on average shares method.
(3) Total investment return is calculated assuming an initial investment made at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
    During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
(4) Annualized.
(5) Less than 1%.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
Deutsche Asset Management VIT Funds (the `Trust') is an open-end management investment company which is registered under the Investment Company Act of 1940 (the 'Act'), as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. EAFE(REGISTRATION MARK) Equity Index (the `Fund') is one of the funds offered to investors by the Trust. The Fund began operations on August 22, 1997.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Fund are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of equity securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of fixed income securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Fund's investments. The net US dollar value of foreign currencies underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

G. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Fund until the contracts are closed. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------
                                       19

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gains as appropriate, in the period that the differences arise. Permanent differences as of December 31, 2000 have been reclassified as follows:

   Undistributed        Accumulated
  Net Investment       Net Realized             Paid-in
   Income (Loss)     Gains (Losses)             Capital
-------------------------------------------------------
      $(890,638)         $1,301,832          $(411,194)

The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2000, the capital loss carryforward amounted to $284,468 and will expire December 31, 2008.

I. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

J. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

K. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Bankers Trust Company (the "Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.65% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives fees, accrued daily and paid monthly, as follows:

                           Administration Fees
------------------------------------------------------------------
    Fee % of the Trust's
average daily net assets                                Net Assets
------------------------------------------------------------------
                   0.02%                          up to $2 billion
                   0.01%      over $2 billion and up to $5 billion
                 0.0075%                           over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $17,500 of its fees for the year ended December 31, 2000.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.

--------------------------------------------------------------------------------

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

At December 31, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this Fund under the credit facility for the year ended December 31, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000, were $38,671,540 and $2,576,641, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000 was $81,377,834. The aggregate gross unrealized appreciation for all investments at December 31, 2000, was $7,620,772 and the aggregate gross unrealized depreciation for all investments was $7,732,265.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS
At December 31, 2000, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:

                                For the                       For the
                             Year Ended                    Year Ended
                      December 31, 2000             December 31, 1999
---------------------------------------------------------------------
                 Shares          Amount       Shares           Amount
---------------------------------------------------------------------
Sold          8,879,007    $108,230,352    3,779,094      $44,827,979
Reinvested      121,679       1,315,345      185,011        2,458,796
Redeemed     (5,820,809)    (70,170,583)  (3,172,659)     (37,559,393)
             ----------    -----------    ----------      -----------
Net increase  3,179,877    $ 39,375,114      791,446      $ 9,727,382
             ==========    ============   ==========      ===========


NOTE 5 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2000 is as follows:

Number of                                             Current      Unrealized
Contracts      Contract Expiration     Opening         Market    Appreciation
Purchased          Type       Date    Position          Value  (Depreciation)
-----------------------------------------------------------------------------
    1         IBEX PLUS    1/19/01  $   84,041     $   84,895        $    854
    4         Hang Seng    1/30/02     377,501        388,723          11,222
    5             TOPIX     3/8/01     619,835        561,515         (58,320)
    9        Nikkei 225     3/8/01     624,504        617,625          (6,879)
   11        Nikkei 300     3/8/01     272,529        252,653         (19,876)
   12          FTSE 100    3/16/01   1,113,134      1,111,566          (1,568)
    7               DAX    3/16/01   1,047,378      1,067,942          20,564
    1             MIB30    3/16/01     203,926        206,312           2,386
    9       SPI Futures    3/30/01     412,793        405,694          (7,099)
   25            CAC 40    3/30/01   1,356,986      1,407,688          50,702
                                    ----------     ----------        --------
                                    $6,112,627     $6,104,613        $ (8,014)
                                    ==========     ==========        ========


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "market value" presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At  December  31,  2000,  the  Fund  segregated   securities  with  a  value  of
approximately $648,121 to cover margin requirements on open futures contracts.

NOTE 6 -- OPEN FORWARD FOREIGN CURRENCY CONTRACTS
At December 31, 2000, the Fund's open forward currency exchange contracts were as follows:

Forward Foreign Currency Buy Contracts:

                                                                     Unrealized
  Contracts               Settlement     Contracts   In Exchange   Appreciation
 to Receive                     Date      at Value     for U.S.$  (Depreciation)
-----------------------   ----------    ----------   -----------  --------------
                   Euro
  9,802,532    Monetary      1/16/01    $8,581,402    $9,211,117       $629,727
               Japanese
656,293,633         Yen      1/16/01     6,045,176     5,763,963       (281,213)
                British
  2,628,978       Pound      1/16/01     3,785,820     3,928,578        142,758
                                                                       ---------
                                                                       $491,272
                                                                       ========

--------------------------------------------------------------------------------
                                       21

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000


Forward Foreign Currency Sale Contracts:

                                                                     Unrealized
       Contracts          Settlement     Contracts   In Exchange   Appreciation
      to Deliver                Date      at Value    for U.S. $  (Depreciation)
-----------------------   ----------    ----------   -----------  --------------
                   Euro
  7,506,091    Monetary      1/16/01    $7,053,226    $6,544,000      $(509,226)
               Japanese
439,221,550         Yen      1/16/01     3,857,506     3,983,000        125,494
                British
  2,011,047       Pound      1/16/01     3,005,180     2,891,000       (114,180)
                                                                      ---------
                                                                      $(497,912)
                                                                      =========


NOTE 7 -- RISKS OF INVESTING IN
          FOREIGN SECURITIES
The Fund invests in foreign securities. Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in securities of US companies. These risks include devaluation of currencies, future adverse political and economic developments, lack of liquidity and greater volatility in market prices. This is particularly true with respect to emerging markets in developing countries.

NOTE 8 -- SUBSEQUENT EVENT
Effective January 2, 2001 the Trust changed distributors from Provident Distributors, Inc. to PFPC Distributors, Inc.

--------------------------------------------------------------------------------
                                       22

Deutsche VIT EAFE(REGISTRATION MARK) Equity Index
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds - EAFE Equity Index

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EAFE Equity Index (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 22, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EAFE Equity Index at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period August 22, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States.

                                                               /S/SIGNATURE

Philadelphia, Pennsylvania
February 2, 2001



--------------------------------------------------------------------------------
                                       23

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                 DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                 P.O. BOX 219210
                                 KANSAS CITY, MO 64121-9210
or call our toll-free number:    1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities ofDeutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex Brown Inc., Deutsche Asset Management,Inc., andDeutsche Asset Management Investment Services Limited.

Deutsche Asset Management VIT Funds
EAFE(REGISTRATION MARK) Equity Index
                                                          CUSIP #251/512/109
                                                                  DBEAR12/00

Distributed by:
PFPC Distributors, Inc.